Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets [Abstract]
Operating lease right-of-use assets, net	$ 1,016,123	$ 1,358,342
Operating lease liabilities – current	382,090	551,384
Operating lease liabilities - non-current	691,775	882,617
Total operating lease liabilities	$ 1,073,865	$ 1,434,001